Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Valuation reserves for other deferred tax assets	$ 11,474,000	$ 8,017,000	$ 17,756,000
Domestic net operating loss carryforward	8,650,000
Net operating loss carryforward expiration Dates	Through 2030
Foreign net operating losses carryforward	47,412,000
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	7,572,000	(491,000)	1,885,000
Retained earnings invested by foreign subsidiaries for which provision was not made	19,274,000
Deferred Tax Liabilities, Undistributed Foreign Earnings	1,000,000
Interest related to 2008 tax year	2,000,000
Unrecognized tax benefits adjusted	25,011,000	25,569,000	27,428,000
Amount of unrecognized tax benefits where significant change is reasonably possible	6,981,000
Income tax interest and penalties	1,532,000	1,163,000	1,544,000
Accrued income tax interest and penalties	$ 6,178,000	$ 8,095,000	$ 10,197,000